Derivative Instruments - Fair Value Inputs - Quantitative Information (Details) - Liquefaction Supply Derivatives [Member] - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Derivative Assets (Liabilities), at Fair Value, Net	$ 12,100,000	$ 32,467,000	$ 342,000
Fair Value, Inputs, Level 3 [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Derivative Assets (Liabilities), at Fair Value, Net	$ 12,480,000	$ 32,492,000	$ 342,000
Valuation Technique	Income Approach	Income Approach
Significant Unobservable Input	Basis Spread	Basis Spread
Minimum [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Significant Unobservable Input Range	$ (0.350)	$ (0.350)
Maximum [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Significant Unobservable Input Range	$ (0.030)	$ 0.050